Identified Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Identified Intangible Assets

7 Identified Intangible Assets

Intangible assets, net of accumulated amortization and impairments of $755 million and $965 million as of December 31, 2013 and 2012 respectively were composed of the following:

	December 31, 2013		December 31, 2012
	Gross	Accumulated amortization and impairments	Gross	Accumulated amortization and impairments
Marketing-related	19	(18)	18	(16)
Customer-related	437	(211)	427	(177)
Technology-based	2,104	(1,619)	2,053	(1,383)

	2,560	(1,848)	2,498	(1,576)
Software	137	(94)	113	(70)

Identified intangible assets	2,697	(1,942)	2,611	(1,646)

The estimated amortization expense for these identified intangible assets for each of the five succeeding years is:

2014	157
2015	136
2016	131
2017	117
2018	96

All intangible assets, excluding goodwill, are subject to amortization and have no assumed residual value.

The expected weighted average remaining life of identified intangibles is 5 years as of December 31, 2013.

The estimated amortization expense for software as of December 31, 2013 for each of the five succeeding years is:

2014	29
2015	10
2016	4
2017	—
2018	—

The expected weighted average remaining lifetime of software is 2 years as of December 31, 2013.